COMMITMENTS	12 Months Ended
Dec. 31, 2022
Commitments
COMMITMENTS

32.	COMMITMENTS

In the normal course of the business, the Company enters into agreements with third parties for the purchase of raw material, mainly corn and soymeal. The agreed prices in these agreements can be fixed or variable. The Company also enters into other agreements, such as electricity supply, packaging supplies, construction of buildings and others for the supply of its manufacturing activities. The firm commitments schedule is set forth below:

12.31.22
Current	6,152,570
Non-current	2,257,101
2024	971,287
2025	440,474
2026	297,303
2027	300,972
2028 onwards	247,065
Total	8,409,671